Consolidated income statement - SEK (kr) shares in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net sales	kr 271,546	kr 232,314	kr 232,390
Cost of sales	(158,251)	(131,565)	(138,666)
Gross income	113,295	100,749	93,724
Research and development expenses	(47,298)	(42,074)	(39,714)
Selling and administrative expenses	(35,692)	(26,957)	(26,684)
Impairment losses on trade receivables	(40)	(40)	118
Operating expenses	(83,030)	(69,071)	(66,280)
Other operating income	1,231	1,526	1,161
Other operating expenses	(4,493)	(1,164)	(499)
Share in earnings of joint ventures and associated companies	17	(260)	(298)
Earnings before financial items and income tax (EBIT)	27,020	31,780	27,808
Financial income and expenses, net	(2,411)	(2,530)	(596)
Income after financial items	24,609	29,250	27,212
Income tax	(5,497)	(6,270)	(9,589)
Net income	19,112	22,980	17,623
Net income attributable to:
Owners of the Parent Company	18,724	22,694	17,483
Non-controlling interests	kr 388	kr 286	kr 140
Other information
Average number of shares outstanding, basic (millions)	3,330	3,329	3,323
Earnings (loss) per share attributable to owners of the Parent Company, basic (SEK)	kr 5.62	kr 6.82	kr 5.26
Earnings (loss) per share attributable to owners of the Parent Company, diluted (SEK)	kr 5.62	kr 6.81	kr 5.26